                 Supplement to Prospectus dated May 1, 2001 for
                             M's Versatile Product
        Flexible Premium Variable Life Insurance Policies (the "policy")
                    Issued by Pacific Life Insurance Company

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An additional       Effective February 1, 2002, an additional investment
investment          option is offered under your policy. This investment
option is           option is set up as a variable account under our separate
available.          account and invests in a corresponding portfolio of the M
                    Fund.

                    Variable Account V:   Business Opportunity Value Fund

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An overview of M's  The following replaces Fees and expenses paid by the
Versatile Product   Pacific Select Fund and the M Fund: Fees and expenses paid
is revised          by the M Fund: Other Expenses:

                    . Other expenses

                    The table also shows expenses the M Fund paid in 2000 as an annual percentage of each portfolio's average daily net assets.

                  ----------------------------------------------------------------------------------
                                                         Advisory  Distribution   Other      Total
                  M Fund Portfolios/1/                     fee     (12b-1) fee   expenses   expenses
                  ----------------------------------------------------------------------------------
                                                         As an annual % of average daily net assets
                  Brandes International Equity           0.80%         --         0.39%       1.19%
                  Turner Core Growth                     0.45%         --         0.46%       0.91%
                  Frontier Capital Appreciation          0.90%         --         0.33%       1.23%
                  Clifton Enhanced U.S. Equity           0.44%         --         0.78%       1.22%
                  Business Opportunity Value Fund/2/     0.65%         --         0.54%       1.19%
                  ----------------------------------------------------------------------------------

                    /1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference. Until further notice, MFIA has voluntarily agreed to cap total annual operating expenses (on an annualized basis) for these portfolios at: 1.05% for the Brandes International Equity, 0.70% for the Turner Core Growth, 1.15% for Frontier Capital Appreciation, 0.69% for Clifton Enhanced U.S. Equity, and 0.90% for Business Opportunity Value Fund. Future fees and expenses may be different.

                    /2/ Fees and expenses shown are estimates for the first year of operation. Future expenses may be different.

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Your investment     The following is added to the M Fund chart under Variable
options is revised  investment options:

                 M Fund      Investment   The Portfolio's Main     Portfolio
                 Portfolio   Goal         Investments              Manager

                 Business    Long-term    Equity securities of     Iridian Asset
                 Opportunity capital      U.S. issuers in the      Management
                 Value Fund  appreciation large-to-medium-         LLC
                                          capitalization segment
                                          of the U.S. stock
                                          market.

                    The portfolio's main investments for Brandes International Equity in the M Fund chart under Variable investment options is replaced with the following:

                    Equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks. Focuses on stocks with capitalizations of $1 billion or more. May also invest in emerging market securities.

Supplement dated February 1, 2002

Form No. 15-23923-00